Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories, Net of Allowances	Inventories, net of allowances, by major categories are summarized as follows:
	March 31,
	2024	2025
Raw materials	$8,747	$6,017
Work-in-progress	2,285	2,602
Finished goods	1,097	843
	$12,129	$9,462

Schedule of Obsolescence Allowance for Inventory

Obsolescence allowance for inventory is as follows:

	Year ended March 31,
	2023	2024	2025
Balance at beginning of the year	$4,282	$4,398	$4,374
Additional charges (written off), net	116	(24)	(54)
Balance at the end of the year	$4,398	$4,374	$4,320